Basis of Presentation and Restatement of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Restatement of the Consolidated Financial Statements

Note 2 - Basis of Presentation and Restatement of the Consolidated Financial Statements

Basis of Presentation

The accompanying financial statements include the accounts of the Company and its wholly-owned subsidiaries, DM. DM was dissolved on May 2, 2018. The Company maintains its books of account and prepares financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”). The Company’s fiscal year ends on December 31. All significant intercompany balances and transactions have been eliminated in consolidation.

Restatement of the Consolidated Financial Statements

The purpose of this amendment is to correct an error in the Company’s previously issued financial statements for the period ended December 31, 2019 in connection with the classification of the $374,979 purchase of digital currencies in the statement of cash flows. The $374,979 purchase of digital currencies has now been re-classified from an investing activity to an operating activity in the statement of cash flows.

There was no effect of the restatement to the Company’s consolidated balance sheet, consolidated statement of operations and consolidated statement of changes in stockholders’ deficit for the year ended December 31, 2019.

In accordance with the guidance provided by the SEC’s Staff Accounting Bulletin 99, Materiality (“SAB 99”) and Staff Accounting Bulletin 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements (“SAB 108”), the Company has determined that the impact of adjustments relating to the correction of this accounting error are not material to previously issued annual audited financial statements.

The effect of the restatement on the Company’s consolidated statement of cash flows for the year ended December 31, 2019 are as follows:

	For the years ended December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Net cash used in operating activities	$(1,124,410)	$(374,979)	$(1,499,389)
Net cash used in investing activities	(374,979)	374,979	-
Net cash provided by financing activities	1,590,370	-	1,590,370
Net increase in cash	90,981	-	90,981

There was no impact to net cash provided by financing activities within our consolidated statement of cash flows nor was there an impact on the net increase in cash resulting from restatement.

The impacts of the restatement has been reflected throughout these financial statements, including the applicable footnotes, as appropriate.